EMPLOYEES’ RETIREMENT PLANS (Details Narrative)	12 Months Ended
	Jul. 31, 2024 USD ($) Employees	Jul. 31, 2023 USD ($)
Retirement Benefits [Abstract]
Employer contributions	$ 493,263	$ 471,087
Pension contributions	$ 94,110	$ 117,494
Employer contributing, percentage	5.00%
Pension fund's rehabilitation plan expire date	Nov. 30, 2025
Contribution rate, percentage	20.16%
Percentage of other condition of employment	21.00%
Number of employees | Employees	28